SCHEDULE OF DUE FROM RELATED PARTIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total due from related parties (short term)	$ 4,966,733	$ 351,357	[1]
Total due from related parties (long term)	5,628,298	5,288,264	[1]
Due from related parties	10,595,031	5,639,621
Shareholders [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (short term)		60,280
MSJ foundation [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (short term)	26,276	102,356
Entrepreneur resorts limited and subsidiaries [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (short term)	4,782,251
Other related parties [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (short term)	158,206	188,721
Total due from related parties (long term)	103,694	98,187
BMV finance [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (long term)	2,076,221	1,973,144
Simon zutshi directors loan account [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (long term)	1,395,228	1,268,094
BG3 ltd [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (long term)	740,506	703,743
Zutshi LPP [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (long term)	399,979	380,121
Vision 1 investments [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (long term)	294,464	279,845
Crowd property loan account [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (long term)	273,713	260,124
Throckley [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (long term)	219,916	208,998
Property mastermind international [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (long term)	$ 124,577	$ 116,008

[1]	Restatement details in Note 2